Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Summary of Vessel Operating Expenses Amounts in Accompanying Consolidated Statements of Comprehensive Income
The amounts in the accompanying consolidated statements of operations are analysed as follows:

	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
Crew wages and relates costs	2,793,031	4,433,482	4,651,068
Insurance	234,649	454,422	359,360
Repairs and maintenance	417,680	949,259	1,057,577
Spares and consumable stores	957,360	1,751,111	2,115,412
Miscellaneous expenses	393,066	785,241	999,119

Total	4,795,786	8,373,515	9,182,536